Intangible assets (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current liabilities	R$ 487,926	R$ 222,413
Noncurrent liabilities	2,798,688	2,736,768
Total liabilities	3,286,614	2,959,181
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	52,762	91,782
Noncurrent liabilities		36,645
Total liabilities	52,762	128,427
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	435,164	130,631
Noncurrent liabilities	2,798,688	2,700,123
Total liabilities	R$ 3,233,852	R$ 2,830,754